[MassMutual Financial Group Letterhead Appears Here]

November 26, 2008

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, NE

Washington, DC 20549-0506

Re:	MML Bay State Life Insurance Company and its MML Bay State Variable Life Separate Account I
Post-Effective Amendment No. 16 to Registration Statement on Form N-6
Prospectus Title: Variable Life Select
File Nos. 033-82060, 811-03542
Class Identifier: C000030140

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company and its separate account, MML Bay State Variable Life Separate Account I (the “Separate Account”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•

the Supplement to the Prospectus and the Supplement to the Statement of Additional Information contained in Post-Effective Amendment No.16 (the “Most Recent Amendment”) to the above-referenced Registration Statement that would have been filed under Rule 497(c) under the 33 Act would not have differed from that contained in the Most Recent Amendment which was filed on and declared effective on November 25, 2008; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Catherine Z. Collins
Catherine Z. Collins
Assistant Vice President and Counsel
Massachusetts Mutual Life Insurance Company